Acquisitions	12 Months Ended
Dec. 31, 2015
Common Control Transactions [Abstract]
Acquisitions
Acquisitions
2015 Acquisitions
During 2015, we entered into agreements to acquire Phillips 66’s equity interests in Sand Hills, Southern Hills, Explorer and Bayou Bridge Pipeline. See Note 6—Equity Investments for information regarding our equity investments.

2014 Acquisitions
Gold Line/Medford Acquisition
In February 2014, we entered into a CCAA with subsidiaries of Phillips 66 to acquire the Gold Line/Medford Assets, which were operating as a business at the time of their acquisition, for total consideration of $700.0 million, consisting of $400.0 million in cash; the issuance of 3,530,595 common units of the Partnership to Phillips 66 Company and the issuance of 72,053 general partner units of the Partnership to our General Partner to maintain its 2 percent general partner interest, with an aggregate fair value of the common and general partner units of $140.0 million; and the assumption by the Partnership of a 5-year, $160.0 million note payable to a subsidiary of Phillips 66. The Gold Line/Medford Acquisition closed on February 28, 2014, with an effective date of March 1, 2014. Total transaction costs of $1.8 million associated with the Gold Line/Medford Acquisition were expensed as incurred.

Bayway/Ferndale/Cross-Channel Acquisition
In October 2014, we entered into a CCAA and a separate Purchase and Sale Agreement (PSA) with subsidiaries of Phillips 66 to acquire the Bayway and Ferndale rail racks, which were operating as businesses at the time of their acquisition, and the Cross-Channel Connector project, an organic growth project to substantially expand and redevelop a pipeline system at the Houston Ship Channel. Consideration under the CCAA was $340.0 million, consisting of $28.0 million in cash; the issuance of 1,066,412 common units of the Partnership to Phillips 66 Company and the issuance of 21,764 general partner units of the Partnership to our General Partner to maintain its 2 percent general partner interest, with an aggregate fair value of the common and general partner units of $68.0 million; and the assumption by the Partnership of a 5-year, $244.0 million note payable to a subsidiary of Phillips 66. Consideration under the PSA was $7.0 million, payable in cash and reflected as a payable to Phillips 66 at December 31, 2014. Both transactions comprising the Bayway/Ferndale/Cross-Channel Acquisition closed on December 1, 2014, with total estimated transaction costs of $0.7 million expensed as incurred.

Palermo Rail Terminal Project Acquisition
In December 2014, we entered into a PSA with a subsidiary of Phillips 66 to purchase real property, assets under construction and lease agreements associated with the rail terminal project for $28.0 million in cash. In addition, we entered into a Contribution Agreement with certain subsidiaries of Phillips 66 to acquire Phillips 66’s ownership interest in the rail terminal project, including permits, for total consideration of $8.4 million, consisting of the issuance of 13,129 common units of the Partnership to Phillips 66 Company and the issuance of 268 general partner units of the Partnership to our General Partner to maintain its 2 percent general partner interest, and the assumption by the Partnership of a 5-year, $7.6 million note payable to a subsidiary of Phillips 66. The acquisitions closed on December 5, 2014, and December 10, 2014.

Eagle Ford Gathering System Project Acquisition
In December 2014, we entered into a PSA with a subsidiary of Phillips 66 to acquire real property and assets under construction associated with the gathering system project for total consideration of $11.8 million. $5.5 million of the consideration was cash paid in December 2014, and $6.3 million was reflected as a payable to Phillips 66 at December 31, 2014. The acquisition closed on December 31, 2014.

In connection with the 2014 acquisitions, we entered into various commercial agreements with Phillips 66 and amended the omnibus agreement and the operational services agreement with Phillips 66. See Note 21—Related Party Transactions, for a summary of the terms of these agreements.

Because the Gold Line, Medford, Bayway and Ferndale acquisitions were considered transfers of businesses between entities under common control, these acquired businesses were transferred at historical carrying value under GAAP. The carrying value of the Gold Line/Medford Assets was $138.0 million as of February 28, 2014. The carrying value of the Bayway and Ferndale rail racks was $142.8 million as of November 30, 2014. Our historical financial statements have been retrospectively adjusted to reflect the results of operations, financial position, and cash flows of these acquired businesses prior to the effective date of each acquisition, as if we owned these acquired businesses for all periods presented. The acquisitions of the Cross-Channel, Palermo and Eagle Ford organic growth projects represented transfers of assets between entities under common control. Accordingly, these assets were also transferred at historical carrying value, but are included in the financial statements prospectively from the effective date of each acquisition.